Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Asset Retirement Obligation Disclosure [Abstract]
Changes to Asset Retirement Obligations

The changes to AROs during 2021 and 2022 were as follows:

(millions)	Dominion Energy	Virginia Power
AROs at December 31, 2020	$5,221	$3,820
Obligations incurred during the period	28	26
Obligations settled during the period	(155)	(131)
Revisions in estimated cash flows(1)	80	67
Accretion	208	141
Sale of non-wholly-owned nonregulated solar facilities	(49)
AROs at December 31, 2021(2)	$5,333	$3,923
Obligations incurred during the period	138	132
Obligations settled during the period	(125)	(155)
Revisions in estimated cash flows(3)	46	48
Accretion	210	145
Sales of Kewaunee and Hope	(175)
AROs at December 31, 2022(2)	$5,427	$4,093
(1)
Reflects revisions to future ash pond and landfill closure costs at certain utility generation facilities, and additionally for Dominion Energy estimated cash flow projections associated with the recovery of spent nuclear fuel costs for its AROs associated with the decommissioning of Kewaunee and estimated cash flow projections associated with DESC's gas distribution pipelines. For Dominion Energy, these revisions in 2021 resulted in a charge of $44 million ($35 million after-tax) within other operations and maintenance expense in the Consolidated Statements of Income as well as a $25 million decrease to property, plant and equipment, net.
(2)
Includes $196 million and $365 million reported in other current liabilities for Dominion Energy at December 31, 2021 and 2022, respectively.
(3)
Primarily reflects revisions to asbestos abatement costs associated with the early retirement of certain retired electric generation facilities.